Segmental information - additional information (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Consolidated revenue by destination
Consolidated sales revenue by destination(a)

Six months ended 30 June	Six months ended 30 June
	2023%	2022 % Adjusted	2023 US$m	2022 US$m Adjusted
Greater China(b)	58.1%	54.6%	15,482	16,261
United States of America	14.6%	16.3%	3,885	4,848
Asia (excluding Greater China and Japan)	7.3%	6.6%	1,957	1,958
Japan	6.7%	6.8%	1,791	2,039
Europe (excluding UK)	5.8%	6.7%	1,537	1,995
Canada	2.9%	3.1%	785	933
Australia	1.7%	2.0%	451	596
UK	0.2%	0.4%	66	133
Other countries	2.7%	3.5%	713	1,012
Consolidated sales revenue	100.0%	100.0%	26,667	29,775
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
(b)Consolidated sales revenue by destination has been adjusted to classify Taiwan and China together as "Greater China", as noted in our 2022 Annual Report.

Consolidated sales revenue by product
Consolidated sales revenue by product

Six months ended 30 June	Revenue from contracts with customers 2023 US$m	Other revenue(a) 2023 US$m	Consolidated sales revenue 2023 US$m	Revenue from contracts with customers 2022 US$m	Other revenue(a) 2022 US$m	Consolidated sales revenue 2022 US$m
Iron ore	16,319	12	16,331	17,547	91	17,638
Aluminium, alumina and bauxite	6,194	(45)	6,149	7,321	298	7,619
Copper	1,695	(6)	1,689	1,702	(38)	1,664
Industrial minerals (comprising titanium dioxide slag, borates and salt)	1,246	(1)	1,245	1,233	(3)	1,230
Gold	236	3	239	322	9	331
Diamonds	250	—	250	465	—	465
Other products(b)	765	(1)	764	829	(1)	828
Consolidated sales revenue	26,705	(38)	26,667	29,419	356	29,775

(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in "Other revenue" above.
(b)“Other products” includes metallic co-products, molybdenum, silver and other commodities. Individually the revenue from each of these products is less than 15% of the total "Other products" category.